U.S. Government Securities Fund® Summary prospectus April 7, 2017 (as supplemented August 14, 2017)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	AMUSX	UGSCX	TUSGX	UGSFX	GVTFX	USGFX	CGTAX	CGTCX	CGTEX	TSUGX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CGTFX	RGVAX	RGVBX	RGEVX	RGVCX	RGVEX	RGVJX	RGVFX	RGVGX

Investment objective The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 27 of the prospectus and on page 63 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated April 7, 2017 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.27[3]	1.00	0.25	0.25	none	none	0.23[3]
Other expenses	0.17	0.21	0.22[2]	0.19	0.17	0.06[2]	0.28
Total annual fund operating expenses	0.65	1.42	0.68	0.65	0.38	0.27	0.72

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.98	0.49	0.25	0.00	1.00	0.74	0.59
Other expenses	0.28	0.24	0.26[2]	0.28	0.18	0.42	0.27
Total annual fund operating expenses	1.47	0.94	0.72	0.49	1.39	1.37	1.07

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.24	0.16	0.29	0.11	0.06
Total annual fund operating expenses	0.95	0.62	0.50	0.32	0.27
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 439	$ 245	$ 318	$ 66	$ 39	$ 28	$ 446	$ 250	$ 96	$ 324	$ 50	$ 142	$ 139
3 years	575	449	462	208	122	87	597	465	300	480	157	440	434
5 years	724	776	619	362	213	152	761	803	520	651	274	761	750
10 years	1,155	1,702	1,075	810	480	343	1,236	1,757	1,155	1,144	616	1,669	1,646

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 109	$ 97	$ 63	$ 51	$ 33	$ 28		1 year	$ 145	$ 150
3 years	340	303	199	160	103	87		3 years	449	465
5 years	590	525	346	280	180	152		5 years	776	803
10 years	1,306	1,166	774	628	406	343		10 years	1,702	1,757

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 693% of the average value of its portfolio.

U.S. Government Securities Fund / Summary prospectus 1

Principal investment strategies Normally at least 80% of the fund’s assets will be invested in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, including bonds and other debt securities denominated in U.S. dollars, which may be represented by other investment instruments, including derivatives. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

U.S. Government Securities Fund / Summary prospectus 2

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

U.S. Government Securities Fund / Summary prospectus 3

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying

U.S. Government Securities Fund / Summary prospectus 4

asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the fund may invest and the various risks associated with those derivatives is included in the fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper General U.S. Government Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

U.S. Government Securities Fund / Summary prospectus 5

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	10/17/1985	–3.03%	0.41%	3.16%	5.55%
− After taxes on distributions		–3.91	–0.39	2.05	N/A
− After taxes on distributions and sale of fund shares		–1.61	0.05	2.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	–1.02%	0.39%	2.75%	3.18%
F-1	3/15/2001	0.74	1.18	3.56	3.69
F-2	8/7/2008	1.00	1.43	N/A	3.54
529-A	2/20/2002	–3.09	0.33	3.08	3.26
529-C	2/19/2002	–1.11	0.32	2.68	2.69
529-E	3/7/2002	0.45	0.86	3.21	3.31
529-F-1	10/11/2002	0.91	1.32	3.71	3.41
R-1	6/13/2002	–0.02	0.41	2.74	2.74
R-2	5/31/2002	0.00	0.41	2.77	2.79
R-2E	8/29/2014	0.36	N/A	N/A	1.09
R-3	6/6/2002	0.45	0.86	3.21	3.22
R-4	5/28/2002	0.77	1.19	3.55	3.59
R-5E	11/20/2015	0.96	N/A	N/A	0.82
R-5	5/15/2002	1.06	1.49	3.86	3.94
R-6	5/1/2009	1.11	1.54	N/A	3.06

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.31%	1.57%	4.04%	6.55%
Lipper General U.S. Government Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.07	1.36	1.81	2.59
Consumer Price Index	0.64	0.95	3.35	5.55
Class A annualized 30-day yield at August 31, 2016: 1.08% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

U.S. Government Securities Fund / Summary prospectus 6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Fergus N. MacDonald President	7 years	Partner – Capital Fixed Income Investors
David J. Betanzos Senior Vice President	2 years	Partner – Capital Fixed Income Investors
Ritchie Tuazon Vice President	2 years	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.
MFGEIPX-022-0817P Litho in USA CGD/DFS/8010 Investment Company File No. 811-04318

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Supplement August 14, 2017

For the following funds with summary prospectuses dated April 7, 2017—August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund®

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Keep this supplement with your summary prospectus. Each fund’s summary prospectus consists of this supplement and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this supplement, in which case the disclosure provided in this supplement is controlling.

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed on the cover of this supplement (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Emerging Markets Bond Fund is amended by replacing the “Shareholder fees” table in its entirety with the following:

Shareholder fees (fees paid directly from your investment)

Share class:	A and 529-A		C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%		none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00	*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none

*	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information set forth below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A	529-A
Management fees	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.24 [4]	0.23 [4]
Other expenses	0.15	0.25
Total annual fund operating expenses	0.69	0.78

4 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$641	$650
3 years	783	810
5 years	937	983
10 years	1,384	1,486

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.12		0.21
Total annual fund operating expenses	0.60		0.68

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$640
3 years	756	780
5 years	891	932
10 years	1,282	1,373

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.46%
Distribution and/or service (12b-1) fees	0.30	[2]
Other expenses	0.18
Total annual fund operating expenses	0.94
Expense reimbursement[4]	0.04
Total annual fund operating expenses after expense reimbursement	0.90

Example

Share class:	A
1 year	$463
3 years	659
5 years	872
10 years	1,482

Summary Prospectus Supplement	2

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.76%
Distribution and/or service (12b-1) fees	0.21	[3]
Other expenses	0.44
Total annual fund operating expenses	1.41

Example

Share class:	529-A
1 year	$710
3 years	996
5 years	1,302
10 years	2,169

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.57%
Distribution and/or service (12b-1) fees	0.30	[1]
Other expenses[2]	0.42
Total annual fund operating expenses	1.29
Expense reimbursement[3]	0.08
Total annual fund operating expenses after expense reimbursement	1.21

Example

Share class:	529-A
1 year	$494
3 years	761
5 years	1,048
10 years	1,865

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.46%		0.46%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.15		0.26
Total annual fund operating expenses	0.88		0.95

Example

Share class:	A	529-A
1 year	$660	$666
3 years	840	860
5 years	1,035	1,070
10 years	1,597	1,674

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.33%
Distribution and/or service (12b-1) fees	0.23	[2]
Other expenses	0.25	[2]
Total annual fund operating expenses	0.81

Example

Share class:	529-A
1 year	$331
3 years	502
5 years	688
10 years	1,227

American Funds Mortgage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.20		0.30
Total annual fund operating expenses	0.69		0.77

Example

Share class:	A	529-A
1 year	$443	$451
3 years	587	612
5 years	745	787
10 years	1,201	1,293

American High-Income Municipal Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.30%
Distribution and/or service (12b-1) fees	0.29	[3]
Other expenses	0.09
Total annual fund operating expenses	0.68

3 Restated to reflect current fees.

Example

Share class:	A
1 year	$442
3 years	584
5 years	739
10 years	1,190

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A
Management fees	0.29%
Distribution and/or service (12b-1) fees	0.25	[3]
Other expenses	0.18
Total annual fund operating expenses	0.72

Example

Share class:	A
1 year	$446
3 years	597
5 years	761
10 years	1,236

Summary Prospectus Supplement	3

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.11		0.22
Total annual fund operating expenses	0.60		0.70

Example

Share class:	A	529-A
1 year	$633	$642
3 years	756	786
5 years	891	942
10 years	1,282	1,395

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.19%		0.19%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.18		0.27
Total annual fund operating expenses	0.62		0.70

Example

Share class:	A	529-A
1 year	$436	$444
3 years	566	590
5 years	708	750
10 years	1,120	1,213

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.23%		0.23%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.13		0.24
Total annual fund operating expenses	0.61		0.71

Example

Share class:	A	529-A
1 year	$634	$643
3 years	759	789
5 years	896	947
10 years	1,293	1,407

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.44%		0.44%
Distribution and/or service (12b-1) fees	0.26	[3]	0.24	[3]
Other expenses	0.27		0.36
Total annual fund operating expenses	0.97		1.04

Example

Share class:	A	529-A
1 year	$470	$477
3 years	672	694
5 years	891	927
10 years	1,520	1,598

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.38%		0.38%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.17		0.27
Total annual fund operating expenses	0.80		0.88

Example

Share class:	A	529-A
1 year	$652	$660
3 years	816	840
5 years	994	1,035
10 years	1,508	1,597

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.42%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.91

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$663
3 years	848
5 years	1,050
10 years	1,630

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.25%		0.25%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.62		0.70

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$635	$642
3 years	762	786
5 years	901	942
10 years	1,305	1,395

Summary Prospectus Supplement	4

The Growth Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.27%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.25
Total annual fund operating expenses	0.75

Example

Share class:	529-A
1 year	$647
3 years	801
5 years	968
10 years	1,452

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.22%		0.22%
Distribution and/or service (12b-1) fees	0.25	[3]	0.24	[3]
Other expenses	0.10		0.21
Total annual fund operating expenses	0.57		0.67

Example

Share class:	A	529-A
1 year	$630	$640
3 years	747	777
5 years	875	927
10 years	1,248	1,362

Intermediate Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.20%		0.20%
Distribution and/or service (12b-1) fees	0.27	[3]	0.24	[3]
Other expenses	0.16		0.27
Total annual fund operating expenses	0.63		0.71

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$313	$321
3 years	447	471
5 years	592	635
10 years	1,017	1,110

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.49%		0.49%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.19		0.29	[3]
Total annual fund operating expenses	0.93		1.01

Example

Share class:	A	529-A
1 year	$664	$672
3 years	854	878
5 years	1,060	1,101
10 years	1,652	1,740

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.24%		0.24%
Distribution and/or service (12b-1) fees	0.24	[3]	0.23	[3]
Other expenses	0.12		0.22
Total annual fund operating expenses	0.60		0.69

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$633	$641
3 years	756	783
5 years	891	937
10 years	1,282	1,384

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.39%		0.39%
Distribution and/or service (12b-1) fees	0.24	[3]	0.22	[3]
Other expenses	0.19		0.29
Total annual fund operating expenses	0.82		0.90

Example

Share class:	A	529-A
1 year	$654	$662
3 years	822	845
5 years	1,004	1,045
10 years	1,530	1,619

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.38%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.26
Total annual fund operating expenses	0.87

Example

Share class:	529-A
1 year	$659
3 years	837
5 years	1,029
10 years	1,586

Summary Prospectus Supplement	5

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.55%		0.55%
Distribution and/or service (12b-1) fees	0.24	[4]	0.22	[4]
Other expenses	0.29		0.37
Total annual fund operating expenses	1.08		1.14

Example

Share class:	A	529-A
1 year	$679	$685
3 years	899	916
5 years	1,136	1,167
10 years	1,816	1,881

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.63%		0.63%
Distribution and/or service (12b-1) fees	0.25	[3]	0.23	[3]
Other expenses	0.23		0.33
Total annual fund operating expenses	1.11		1.19

Example

Share class:	A	529-A
1 year	$682	$689
3 years	908	931
5 years	1,151	1,192
10 years	1,849	1,935

U.S. Government Securities Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	A		529-A
Management fees	0.21%		0.21%
Distribution and/or service (12b-1) fees	0.27	[3]	0.23	[3]
Other expenses	0.17		0.28
Total annual fund operating expenses	0.65		0.72

3 Restated to reflect current fees.

Example

Share class:	A	529-A
1 year	$439	$446
3 years	575	597
5 years	724	761
10 years	1,155	1,236

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Share class:	529-A
Management fees	0.24%
Distribution and/or service (12b-1) fees	0.23	[3]
Other expenses	0.20
Total annual fund operating expenses	0.67

3 Restated to reflect current fees.

Example

Share class:	529-A
1 year	$640
3 years	777
5 years	927
10 years	1,362

Lit. No. MFGEBS-251-0817P Litho in USA CGD/RRD/10039-S63297 00171098	Summary Prospectus Supplement	6